Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Changes in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	$ 556.6	$ 423.5	$ 477.5
Normal course issuer bid purchase of subordinate voting shares			(140.2)
Liability to broker under automatic share purchase plan			20.0
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024		(0.6)
Issuance of shares	0.5	0.6	0.1
Net income	27.8	103.6	58.1
Share-based payment	22.9	15.1	9.8
Shareholders’ equity, ending balance	627.8	556.6	423.5
Total attributable to shareholders
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	541.2	417.0	469.5
Normal course issuer bid purchase of subordinate voting shares			(140.2)
Liability to broker under automatic share purchase plan			20.0
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024		(0.6)
Issuance of shares	0.5	0.6	0.1
Net income	22.5	94.8	58.4
Share-based payment	22.9	15.1	9.8
Shareholders’ equity, ending balance	608.4	541.2	417.0
Share capital
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	109.6	104.9	118.7
Normal course issuer bid purchase of subordinate voting shares			(17.8)
Issuance of shares	4.5	4.7	4.0
Shareholders’ equity, ending balance	114.1	109.6	104.9
Contributed surplus
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	65.4	54.4	28.5
Liability to broker under automatic share purchase plan			20.0
Issuance of shares	(4.0)	(4.1)	(3.9)
Share-based payment	22.9	15.1	9.8
Shareholders’ equity, ending balance	84.3	65.4	54.4
Retained earnings
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	346.7	252.5	316.5
Normal course issuer bid purchase of subordinate voting shares			(122.4)
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024		(0.6)
Net income	22.5	94.8	58.4
Shareholders’ equity, ending balance	369.2	346.7	252.5
Non-controlling interest
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	15.4	6.5	8.0
Net income	5.3	8.8	(0.3)
Shareholders’ equity, ending balance	19.4	15.4	6.5
Parent company
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	556.6	423.5	477.5
Normal course issuer bid purchase of subordinate voting shares			(140.2)
Liability to broker under automatic share purchase plan			20.0
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024		(0.6)
Issuance of shares	0.5	0.6	0.1
Net income	47.8	118.0	56.3
Share-based payment	22.9	15.1	9.8
Shareholders’ equity, ending balance	627.8	556.6	423.5
Parent company | Total attributable to shareholders
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	541.2	417.0	469.5
Normal course issuer bid purchase of subordinate voting shares			(140.2)
Liability to broker under automatic share purchase plan			20.0
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024		(0.6)
Issuance of shares	0.5	0.6	0.1
Net income	43.8	109.1	57.8
Share-based payment	22.9	15.1	9.8
Shareholders’ equity, ending balance	608.4	541.2	417.0
Parent company | Share capital
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	109.6	104.9	118.7
Normal course issuer bid purchase of subordinate voting shares			(17.8)
Issuance of shares	4.5	4.7	4.0
Shareholders’ equity, ending balance	114.1	109.6	104.9
Parent company | Contributed surplus
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	65.4	54.4	28.5
Liability to broker under automatic share purchase plan			20.0
Issuance of shares	(4.0)	(4.1)	(3.9)
Share-based payment	22.9	15.1	9.8
Shareholders’ equity, ending balance	84.3	65.4	54.4
Parent company | Retained earnings
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	366.2	257.7	322.3
Normal course issuer bid purchase of subordinate voting shares			(122.4)
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024		(0.6)
Net income	43.8	109.1	57.8
Shareholders’ equity, ending balance	410.0	366.2	257.7
Parent company | Non-controlling interest
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	15.4	6.5	8.0
Net income	4.0	8.9	(1.5)
Shareholders’ equity, ending balance	$ 19.4	$ 15.4	$ 6.5